SUPPLEMENT DATED JUNE 23, 2025 TO THE CURRENT SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:

Invesco EQV International Equity Fund

Invesco V.I. EQV International Equity Fund

(each a “Fund” and collectively, the “Funds”)

This supplement amends the Summary and Statutory Prospectuses and Statements of Additional Information (“SAIs”) of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in connection with the Summary and Statutory Prospectuses and SAIs and retain it for future reference.

Effective June 23, 2025:

1.	The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:

Portfolio Managers	Title	Length of Service on the Fund
Brent Bates, CFA	Portfolio Manager	2013
Amrita Dukeshier	Portfolio Manager	2025
Mark McDonnell, CFA	Portfolio Manager	2023
Richard Nield, CFA	Portfolio Manager	2013
Michael Shaman	Portfolio Manager	2023

2.	The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in each Fund’s Statutory Prospectus:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■  Brent Bates, CFA, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 1996.

■  Amrita Dukeshier, Portfolio Manager, who has been responsible for the Fund since 2025 and has been associated with Invesco and/or its affiliates since 2011.

■  Mark McDonnell, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2003.

■  Richard Nield, CFA, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2000.

■  Michael Shaman, Portfolio Manager, who has been responsible for the Fund since 2023, and has been associated with Invesco and/or its affiliates since 2012.

More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

3.	Mark Jason will no longer serve as a Portfolio Manager of the Funds. All references to Mr. Jason are hereby removed from each Fund’s Summary and Statutory Prospectuses and SAI.

IGR & VIIGR-SUMSTATSAI-SUP 062325